Summary of Information About Reported Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 12,161,419		$ 4,527,879
Cost of revenue	2,188,583		1,422,542
Gross profit	9,972,836		3,105,337
Total expenses	28,437,816		16,573,081
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	12,161,419		4,527,879
Cost of revenue	2,188,583		1,422,542
Gross profit	9,972,836		3,105,337
People	11,193,365		6,227,130
Marketing and advertising	2,873,464		1,592,105
Technology	1,283,099		974,204
Other segment expenses	2,957,915	[1]	818,375	[2]
Total expenses	18,307,843		9,611,814
Segment Adjusted EBITDA	(8,335,007)		(6,506,477)
Transaction, PubCo. Expenses and Stock-based compensation	8,979,501		6,912,309
Adjusted EBITDA	(17,314,508)		(13,418,786)
Operating Segments [Member] | Banzai Operating [Member]
Segment Reporting Information [Line Items]
Revenue	4,426,868		4,305,429
Cost of revenue	1,476,701		1,407,564
Gross profit	2,950,167		2,897,865
People	6,254,527		6,209,488
Marketing and advertising	2,160,168		1,587,085
Technology	926,334		861,775
Other segment expenses	2,223,686	[1]	811,519	[2]
Total expenses	11,564,715		9,469,867
Segment Adjusted EBITDA	(8,614,548)		(6,572,002)
Transaction, PubCo. Expenses and Stock-based compensation	8,819,671		6,912,309
Adjusted EBITDA	(17,434,219)		(13,484,311)
Operating Segments [Member] | OpenReel [Member]
Segment Reporting Information [Line Items]
Revenue	5,473,389		222,450
Cost of revenue	310,362		14,978
Gross profit	5,163,027		207,472
People	4,545,813		17,642
Marketing and advertising	155,237		5,020
Technology	272,926		112,429
Other segment expenses	535,823	[1]	6,856	[2]
Total expenses	5,509,799		141,947
Segment Adjusted EBITDA	(346,772)		65,525
Transaction, PubCo. Expenses and Stock-based compensation	71,320
Adjusted EBITDA	(418,092)		65,525
Operating Segments [Member] | Vidello Limited [Member]
Segment Reporting Information [Line Items]
Revenue	2,261,162			[3]
Cost of revenue	401,520			[3]
Gross profit	1,859,642			[3]
People	393,025			[3]
Marketing and advertising	558,059			[3]
Technology	83,839			[3]
Other segment expenses	198,407	[1]		[2],[3]
Total expenses	1,233,330			[3]
Segment Adjusted EBITDA	626,312			[3]
Transaction, PubCo. Expenses and Stock-based compensation	88,511			[3]
Adjusted EBITDA	$ 537,801			[3]

[1]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, insurance expenses, and expenses related to licenses.
[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.
[3]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore is presented at $0 for comparative purposes.